Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Schedule of post-employee benefits
	For the Year ended December 31
	2022	2021
	USD thousands	USD thousands
Short-term benefits	463	432
Post-employment benefit liabilities	145	292
Post-employment benefit liabilities included in other payables	158	-

Schedule of defined contribution plan in respect of its employees
	For the Year ended December 31
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Amount recognized as expense in respect of defined contribution plan	390	291	197